Organization and principal activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and principal activities
Net loss	$ (1,541)	$ (2,054)	$ (11,405)
Net cash provided by/(used in) operating activities	146	(2,072)	1,215
Working capital	364
Net loss from continued operations	(742)	(318)	(5,706)
Net cash used in operating activities from continuing operations	(908)	$ (265)	$ (862)
Line of Credit
Organization and principal activities
Line of credit facility with an amount	$ 40,000
Exclusive business cooperation agreements
Organization and principal activities
Term of the agreements	10 years
Exclusive option agreements
Organization and principal activities
Options expiration period (in years)	10 years